UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mandana Hedayat, CFA
Title:	CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Mandana Hedayat		Los Angeles, CA		August 12, 2009

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$73,256
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

AMGEN INC			  COM	  031162100	 217 	    4,100    SH		Sole		     4,100
ANADYS PHARMACEUTICALS INC	  COM	  03252Q408    1,089 	  585,300    SH		Sole		   585,300
ARADIGM CORPORATION		  COM	  038505301      163 	  657,907    SH		Sole		   657,907
ARYX THERAPEUTICS INC COM	  COM	  043387109    1,605 	  388,600    SH		Sole		   388,600
AUXILIUM PHARMACEUTICALS INC	  COM	  05334D107	 844 	   26,900    SH		Sole		    26,900
BIOSPECIFICS TECHNOLOGIES CORP	  COM	  090931106	  60 	    2,500    SH		Sole		     2,500
BIOSPHERE MEDICAL INC		  COM	  09066V103	  24 	   10,194    SH		Sole		    10,194
CARDIAC SCIENCE CORPORATION	  COM      14141A108	 610 	  151,700    SH		Sole		   151,700
CARDIOME PHARMA CORP		  COM	  14159U202    3,836    1,031,062    SH		Sole	         1,031,062
CARDIONET INC			  COM	  14159L103    1,035 	   63,400    SH		Sole		    63,400
COMBIMATRIX CORPORATION		   *W	  20009T113	  37 	   23,266    SH		Sole		    23,266
CYTOKINETICS INC		  COM	  23282W100    6,049    2,137,631    SH		Sole	         2,137,631
DENDREON CORP			  COM	  24823Q107    6,620 	  264,800    SH		Sole		   264,800
GILEAD SCIENCES INC		  COM	  375558103    2,634 	   56,240    SH		Sole		    56,240
GIVEN IMAGING LTD		  COM	  M52020100      730 	   74,150    SH		Sole		    74,150
HALOZYME THERAPEUTICS INC	  COM	  40637H109    1,047 	  150,000    SH		Sole		   150,000
IDENIX PHARMACEUTICALS INC	  COM	  45166R204	 532 	  144,680    SH		Sole		   144,680
IMMUNOGEN INC			  COM	  45253H101    1,078 	  125,000    SH		Sole		   125,000
INSULET CORPORATION		  COM	  45784P101    2,375 	  308,436    SH		Sole		   308,436
INTUITIVE SURGICAL INC		  COM	  46120E602    3,273 	   20,000    SH		Sole		    20,000
INVACARE CORP			  COM	  461203101      507 	   28,700    SH		Sole		    28,700
ISIS PHARMACEUTICALS INC	  COM	  464330109   11,376 	  689,477    SH		Sole		   689,477
JAVELIN PHARMACEUTICALS INC	  COM	  471894105	 807 	  656,384    SH		Sole		   656,384
MEDAREX INC			  COM	  583916101	 945 	  113,200    SH		Sole		   113,200
MEDIVATION INC			  COM	  58501N101    1,490 	   66,500    SH		Sole		    66,500
MICROMET INC			  COM	  59509C105	 299 	   60,000    SH		Sole		    60,000
NEUROCRINE BIOSCIENCES INC	  COM	  64125C109	 819 	  253,563    SH		Sole		   253,563
ONYX PHARMACEUTICALS INC	  COM	  683399109    4,287  	  151,700    SH		Sole		   151,700
POZEN INC			  COM	  73941U102    6,329 	  824,120    SH		Sole		   824,120
PROTALIX BIOTHERAPEUTICS INC	  COM	  74365A101    1,521 	  336,400    SH		Sole		   336,400
REPROS THERAPEUTICS INC		  COM	  76028H100	 965 	  134,186    SH		Sole		   134,186
RIGEL PHARMACEUTICALS INC	  COM	  766559603    2,030 	  167,479    SH		Sole		   167,479
SAVIENT PHARMACEUTICALS		  COM	  80517Q100    1,383 	  100,000    SH		Sole		   100,000
SONOSITE INC			  COM	  83568G104    3,736 	  186,500    SH		Sole		   186,500
VITAL IMAGES INC		  COM	  92846N104    2,904 	  255,872    SH		Sole		   255,872



